Notes Payable, Net (Details 1) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Principal Balance
Balance at beginning	$ 2,000,000	$ 3,000,000	$ 6,065,914
Additions	16,510
New issuances			3,000,000
Payments/Conversions		(1,000,000)	(6,065,914)
Amortization
Balance at end	2,016,510	2,000,000	3,000,000
Debt Issuance Costs
Balance at beginning	(39,466)	(168,345)	(243,055)
Additions
New issuances			(310,790)
Payments/Conversions
Amortization	7,400	128,879	385,500
Balance at end	39,466	168,345	243,055
Debt Discounts
Balance at beginning	(455,935)	(165,841)
Additions
New issuances			(841,727)
Payments/Conversions
Amortization	20,041	349,049	551,633
Balance at end	(106,886)	(455,935)	(165,841)
Total
Balance at beginning	1,853,648	2,375,720	5,657,018
Additions	16,510
New issuances			1,847,483
Payments/Conversions		(1,000,000)	(6,065,914)
Amortization	27,441	477,928	937,133
Balance at end	$ 1,897,599	$ 1,853,648	$ 2,375,720